Capital Transactions - Additional Information (Details) - USD ($)		12 Months Ended
	Jan. 25, 2021	Dec. 31, 2022	May 11, 2022	Apr. 27, 2022	Dec. 31, 2021	Jan. 24, 2021
Investment Company Capital Share Transactions [Line Items]
Stock issued during period, shares, issued for services	2,500,000
Common stock par or stated value per share	$ 0.00001	$ 0.00001
Stock issued during period, value, issued for services	$ 25,000
Common stock, shares, issued		10,879,905
Common stock, shares, outstanding		10,879,905	10,879,905		2,500,000	0
Percentage of lock up shares		25.00%
Maximum
Investment Company Capital Share Transactions [Line Items]
Warrant share		$ 115
First 33.33%
Investment Company Capital Share Transactions [Line Items]
Percentage of lock up shares		33.33%
Number of day lock in period		60 days
Additional 33.33%
Investment Company Capital Share Transactions [Line Items]
Percentage of lock up shares		33.33%
Number of day lock in period		120 days
Last 33.33%
Investment Company Capital Share Transactions [Line Items]
Percentage of lock up shares		33.33%
Number of day lock in period		180 days
SAFE Notes
Investment Company Capital Share Transactions [Line Items]
Share price		$ 10
Warrant share		$ 11.5
Debt instrument, convertible, conversion price			$ 10	$ 10
Common stock, shares, issued			10,879,905
Common stock, shares, outstanding			10,879,905
SAFE Notes | Tranche One
Investment Company Capital Share Transactions [Line Items]
Percentage of share price		40.00%
SAFE Notes | Tranche Two And Three
Investment Company Capital Share Transactions [Line Items]
Percentage of share price		30.00%